SUPPLEMENT DATED MAY 1, 2023 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 21, 2023, the Asset Allocation Models under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Asset Allocation Models, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

48928 SUPP 05/01/23

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 21, 2023

	Portfolios	40/60 Model	60/40 Model	70/30 Model
Equities
Large Cap Blend	Columbia Variable Portfolio — Overseas Core Fund — Class 2	2%	3%	3%
	Invesco V.I. Core Equity Fund — Series I shares	9%	14%	15%
	Invesco V.I. Main Street Fund® — Series II shares	9%	13%	14%
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	6%	9%	10%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	2%	3%	4%
	Janus Henderson Forty Portfolio — Service Shares	2%	3%	4%
Large Cap Value	BlackRock Basic Value V.I. Fund — Class III Shares	2%	3%	4%
	Fidelity VIP Equity-Income Portfolio — Service Class 2	2%	3%	4%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	2%	3%	4%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Primary Shares	2%	3%	4%
Mid Cap Blend	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	2%	3%	4%

Total % Equities		40%	60%	70%

Fixed Income
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	17%	12%	9%
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	11%	8%	6%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	8%	5%	4%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	9%	6%	5%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	5%	3%	2%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	5%	3%	2%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	5%	3%	2%

Total % Fixed Income		60%	40%	30%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 21,2023

	Portfolios	40/60 Model	60/40 Model	70/30 Model
Equities
Large Cap Blend	Columbia Variable Portfolio — Overseas Core Fund — Class 2	2%	3%	4%
	PSF Natural Resource Portfolio — Class II Shares	2%	3%	4%
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	9%	15%	16%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	10%	15%	16%
	Janus Henderson Forty Portfolio — Service Shares	3%	4%	5%
Large Cap Value	AB VPS International Value Portfolio — Class B	2%	3%	4%
	BlackRock Basic Value V.I. Fund — Class III Shares	2%	3%	4%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	2%	3%	4%
	Invesco V.I. Comstock Fund — Series II shares	3%	4%	5%
Mid Cap Growth	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	5%	7%	8%

Total % Equities		40%	60%	70%

Fixed Income
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	16%	11%	9%
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	5%	3%	2%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	14%	10%	8%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	10%	7%	5%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	5%	3%	2%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	5%	3%	2%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	5%	3%	2%

Total % Fixed Income		60%	40%	30%